Net Loss Per Share (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jan. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Titan Pharmaceuticals Inc [Member]
Schedule of Antidilutive Securities Excluded From Computation of Net Loss Per Common Share

The table below presents common shares underlying stock options and warrants that are excluded from the calculation of the weighted average number of common shares outstanding used for the calculation of diluted net loss per common share. These are excluded from the calculation due to their anti-dilutive effect:

	Three Months Ended
	March 31,
(in thousands)	2025	2024
Weighted-average anti-dilutive common shares resulting from options	80	93
Weighted-average anti-dilutive common shares resulting from convertible note	-	15
Weighted-average anti-dilutive common shares resulting from convertible preferred	1,019	332
Weighted-average anti-dilutive common shares resulting from warrants	468	476
	1,567	916

	December 31,
	2024	2023
Weighted-average anti-dilutive common shares resulting from convertible preferred stock	593	-
Weighted-average anti-dilutive common shares resulting from convertible notes	7	-
Weighted-average anti-dilutive common shares resulting from stock options and awards	92	70
Weighted-average anti-dilutive common shares resulting from warrants	477	427
	1,169	497

TALENTEC SDN. BHD. [Member]
Schedule of Earning Per Share

The following table sets forth the basic and diluted earning per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the six months ended January 31,
	2024	2025
Numerator:
Net income	$58,172	$294,968

Denominator:
Weighted average number of ordinary shares	500,000	580,000

Earning per share
-Basic and diluted	$0.12	$0.51

The following table sets forth the basic and diluted net earnings per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	As of July 31,
	2023	2024
Numerator:
Net income	$11,686	$153,227

Denominator:
Weighted average number of ordinary shares	500,000	501,312

Net earnings per share
-Basic and diluted	$0.02	$0.31